Property, Plant And Equipment (Details) (USD $)																					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Quarry Land [Member]	Dec. 31, 2012 Quarry Land [Member]	Dec. 31, 2013 Other Land [Member]	Dec. 31, 2012 Other Land [Member]	Dec. 31, 2013 Building Improvements [Member]	Dec. 31, 2012 Building Improvements [Member]	Dec. 31, 2013 Cement Manufacturing Equipment [Member]	Dec. 31, 2012 Cement Manufacturing Equipment [Member]	Dec. 31, 2013 Ancillary Equipment [Member]	Dec. 31, 2012 Ancillary Equipment [Member]	Dec. 31, 2013 Ready Mix And Concrete Production Machinery And Equipment [Member]	Dec. 31, 2012 Ready Mix And Concrete Production Machinery And Equipment [Member]	Dec. 31, 2013 Transportation And Mobile Equipment [Member]	Dec. 31, 2012 Transportation And Mobile Equipment [Member]	Dec. 31, 2013 Office Machinery, Equipment, Furniture And Fixtures [Member]	Dec. 31, 2012 Office Machinery, Equipment, Furniture And Fixtures [Member]	Dec. 31, 2013 Construction In Process [Member]	Dec. 31, 2012 Construction In Process [Member]	Dec. 31, 2013 Maximum [Member] Building Improvements [Member]	Dec. 31, 2013 Maximum [Member] Cement Manufacturing Equipment [Member]	Dec. 31, 2013 Maximum [Member] Ancillary Equipment [Member]	Dec. 31, 2013 Maximum [Member] Ready Mix And Concrete Production Machinery And Equipment [Member]	Dec. 31, 2013 Maximum [Member] Transportation And Mobile Equipment [Member]	Dec. 31, 2013 Maximum [Member] Office Machinery, Equipment, Furniture And Fixtures [Member]	Dec. 31, 2013 Minimum [Member] Building Improvements [Member]	Dec. 31, 2013 Minimum [Member] Cement Manufacturing Equipment [Member]	Dec. 31, 2013 Minimum [Member] Ancillary Equipment [Member]	Dec. 31, 2013 Minimum [Member] Ready Mix And Concrete Production Machinery And Equipment [Member]	Dec. 31, 2013 Minimum [Member] Transportation And Mobile Equipment [Member]	Dec. 31, 2013 Minimum [Member] Office Machinery, Equipment, Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life																					39 years	25 years	10 years	15 years	7 years	10 years	15 years	15 years	5 years	5 years	3 years	3 years
Property, plant and equipment, gross	$ 276,416,802	$ 276,288,383	$ 2,004,549	$ 2,004,549	$ 7,652,373	$ 8,659,314	$ 31,575,376	$ 32,438,770	$ 140,882,787	$ 128,656,859	$ 13,445,127	$ 13,371,257	$ 32,656,580	$ 36,169,037	$ 40,252,829	$ 44,353,311	$ 2,601,698	$ 3,051,858	$ 5,345,483	$ 7,583,428
Less - Accumulated depreciation and depletion	(192,017,921)	(193,109,379)
Property, plant and equipment, including assets in discontinued operations, net	84,398,881	83,179,004
Less: Assets related to discontinued operations in Other Assets	3,458,277	0
Property, plant and equipment, net	$ 80,940,604	$ 83,179,004